SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2025 CAD ($) Share	Mar. 31, 2024 CAD ($) Share
Supplemental of cash flow informations [abstract]
Short-term investments, classified as cash equivalents | $	$ 0	$ 3,000,000
Number of share options exercised in cashless exercise | Share	1,250,000	1,900,000
Number of cashless stock option exercise | Share	387,249	472,304
Stock options exercised compensation received | $	$ 534,500	$ 958,000